Matthews Asia Growth Fund Expense Example - Matthews Asia Growth Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,443